DEFERRED REVENUE	12 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 11. DEFERRED REVENUE

Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2024	2023
Unused virtual points	$479	$481
Unamortized virtual items	86	75
Advances for pre-order items	13	17
	$578	$573
The breakage amounts recognized as revenue during the years ended December 31, 2024, 2023 and 2022 were $16 thousand, $228 thousand and $20 thousand, respectively.